Average Annual Total Returns (Lifestyle Balanced Trust)	12 Months Ended
May 01, 2011
Barclays Capital U.S. Aggregate Bond Index
Average Annual Return:
One Year	6.54%
Five Year	5.80%
Ten Year	5.84%
S&P 500 Index
Average Annual Return:
One Year	15.06%
Five Year	2.29%
Ten Year	1.41%
Combined Index
Average Annual Return:
One Year	11.29%
Five Year	4.44%
Ten Year	3.99%
Series I, Lifestyle Balanced Trust
Average Annual Return:
One Year	11.75%
Five Year	3.80%
Ten Year	4.50%
Date of Inception	Jan. 07, 1997
Series II, Lifestyle Balanced Trust
Average Annual Return:
One Year	11.49%
Five Year	3.58%
Ten Year	4.36%
Date of Inception	Jan. 28, 2002
Series NAV, Lifestyle Balanced Trust
Average Annual Return:
One Year	11.78%
Five Year	3.85%
Ten Year	4.53%
Date of Inception	Apr. 29, 2005